Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the unaudited condensed consolidated balance sheet date up to the date that the unaudited condensed consolidated financial statements were available to be issued. Based upon this review, the Company did not identify any subsequent events, other than below, that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

The Board of directors of the Company, approved a draw of an aggregate of $160,000 (the “First Extension Funds”) pursuant to the Promissory Note, dated as of March 6, 2023 (the “Extension Note”), between the Company and Arrowroot Acquisition LLC (the “Lender”), which First Extension Funds were deposited into the Company’s Trust Account on July 6, 2023. This deposit enabled the Company to extend the date by which it must complete its initial business combination from July 6, 2023 to August 6, 2023 (the “First Extension”). The First Extension was the first of seven one-month extensions permitted under the Company’s amended and restated certificate of incorporation, as amended, and provides the Company with additional time to complete its initial business combination.

The Board approved a draw of an aggregate of $160,000 (the “Second Extension Funds”) pursuant to the Extension Note, which Second Extension Funds were deposited into the Company’s Trust Account on August 4, 2023. This deposit enables the Company to extend the date by which it must complete its initial business combination from August 6, 2023 to September 6, 2023 (the “Second Extension”). The Second Extension is the second of seven one-month extensions permitted under the Company’s amended and restated certificate of incorporation, as amended, and provides the Company with additional time to complete its initial business combination.

The Extension Note does not bear interest and matures upon closing of the Company’s initial business combination. In the event that the Company does not consummate an initial business combination, the Extension Note will be repaid only from funds remaining outside of the Company’s trust account, if any, or will be forfeited, eliminated, or otherwise forgiven. Up to $1,760,000 of the total principal amount of the Extension Note may be converted, in whole or in part, at the option of the Lender into warrants of the Company at a price of $1.00 per warrant, which warrants will be identical to the private placement warrants issued to the Lender at the time of the initial public offering of the Company.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On February 28, 2023, the Company held a special meeting of stockholders (the “Extension Meeting”) to vote to extend the date (“Termination Date”) by which it must either (a) consummate and initial business combination, or (b) (i) cease all operations except for the purpose of winding up if the Company fails to complete such initial business combination and (ii) redeem all of the shares of the Company’s common stock, included as part of the initial public offering units, from March 4, 2023 (the “Original Termination Date”) to July 6, 2023 (the “Charter Extension Date”) and to allow the Company, without another stockholder vote, to elect to extend the Termination Date to consummate an initial business combination on a monthly basis for up to seven times by an additional one month each time after the Charter Extension Date, by resolution of the Company’s board of directors if requested by the sponsor, and upon five days’ advance notice prior to the applicable Termination Date, until February 4, 2024 (each, an “Additional Charter Extension Date”) or a total of up to eleven months after the Original Termination Date, unless the closing of an initial business combination shall have occurred prior thereto (the “Extension,” such extension deadline, the “Extension Date,” and such proposal, the “Extension Proposal”). The Extension proposal was approved by the stockholders.

On February 23, 2023 and on March 6, 2023, the Company issued an unsecured promissory note in the principal amount of up to $500,000 and $1,760,000, respectively (together the “Notes”) to the Sponsor. The Notes do not bear interest and mature upon closing of the Company’s Business Combination. In the event that Arrowroot does not consummate a Business Combination, the Note will be repaid only from funds held outside of the Trust Account or will be forfeited, eliminated or otherwise forgiven.